SGI U.S. LARGE CAP CORE ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.0%
Aerospace/Defense — 0.3%
Lockheed Martin Corp.	761	$340,753

Agriculture — 3.2%
Archer-Daniels-Midland Co.	43,889	3,235,936

Airlines — 0.2%
Delta Air Lines, Inc.	5,867	216,668

Auto Manufacturers — 0.4%
General Motors Co.	6,922	218,736
PACCAR, Inc.	2,264	207,880
		426,616
Banks — 1.8%
Bank of America Corp.	6,842	208,613
Bank of New York Mellon Corp.	4,381	211,690
Citigroup, Inc.	5,388	248,387
Goldman Sachs Group, Inc.	599	204,582
JPMorgan Chase & Co.	3,397	530,203
PNC Financial Services Group, Inc.	1,621	217,150
State Street Corp.	2,793	203,386
		1,824,011
Beverages — 0.6%
Coca-Cola Co.	6,512	380,562
PepsiCo, Inc.	1,163	195,721
		576,283
Biotechnology — 1.1%
Biogen, Inc. (a)	800	187,264
Incyte Corp. (a)	5,296	287,785
Regeneron Pharmaceuticals, Inc. (a)	241	198,538
United Therapeutics Corp. (a)	876	210,240
Vertex Pharmaceuticals, Inc. (a)	511	181,308
		1,065,135
Building Materials — 1.4%
Builders FirstSource, Inc. (a)	1,540	206,529
Eagle Materials, Inc.	1,210	219,071
Louisiana-Pacific Corp.	13,303	811,350
Owens Corning	1,607	217,877
		1,454,827
Chemicals — 2.2%
LyondellBasell Industries NV - Class A	21,497	2,044,365
Sherwin-Williams Co.	782	218,022
		2,262,387
Commercial Services — 1.0%
Automatic Data Processing, Inc.	879	202,100
Moody's Corp.	578	210,946
PayPal Holdings, Inc. (a)	3,462	199,446
S&P Global, Inc.	975	405,434
		1,017,926
Computers — 8.0%
Accenture PLC - Class A	10,686	3,559,933
Apple, Inc.	21,462	4,076,707
Cognizant Technology Solutions Corp. - Class A	2,920	205,510
EPAM Systems, Inc. (a)	817	210,941
HP, Inc.	7,333	215,150
		8,268,241
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co.	1,369	210,169

Distribution/Wholesale — 2.0%
Ferguson PLC	11,846	2,029,694

Diversified Financial Services — 1.4%
American Express Co.	1,320	225,416
Ameriprise Financial, Inc.	584	206,450
Intercontinental Exchange, Inc.	1,799	204,798
Jefferies Financial Group, Inc.	5,649	200,201
Mastercard, Inc. - Class A	972	402,243
Nasdaq, Inc.	3,824	213,532
		1,452,640
Electric — 0.6%
Evergy, Inc.	3,955	201,863
NextEra Energy, Inc.	3,335	195,131
Xcel Energy, Inc.	3,365	204,727
		601,721
Electronics — 0.2%
Keysight Technologies, Inc. (a)	1,568	213,076

Engineering & Construction — 0.3%
TopBuild Corp. (a)	1,022	302,287

Food — 0.5%
Hershey Co.	1,471	276,431
Sysco Corp.	3,425	247,182
		523,613
Healthcare-Products — 0.8%
Abbott Laboratories	2,063	215,151
Bruker Corp.	3,282	213,625
Danaher Corp.	964	215,271
Thermo Fisher Scientific, Inc.	419	207,723
		851,770
Healthcare-Services — 3.1%
Centene Corp. (a)	2,721	200,483
Elevance Health, Inc.	2,136	1,024,191
HCA Healthcare, Inc.	4,197	1,051,264
Humana, Inc.	1,938	939,659
		3,215,597
Home Builders — 1.7%
DR Horton, Inc.	6,333	808,534
Lennar Corp. - Class A	4,026	515,006
NVR, Inc. (a)	34	209,283
PulteGroup, Inc.	2,542	224,764
		1,757,587
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	1,624	200,938

Insurance — 9.4%
American Financial Group, Inc./OH	1,751	200,297
American International Group, Inc.	51,106	3,363,285
Axis Capital Holdings Ltd.	14,376	809,944
Berkshire Hathaway, Inc. - Class B (a)	4,978	1,792,080
Cincinnati Financial Corp.	2,766	284,317
Hartford Financial Services Group Inc., (The)	2,768	216,347
Loews Corp.	3,135	220,359
MetLife, Inc.	8,017	510,122
Prudential Financial, Inc.	17,864	1,746,742
Travelers Cos, Inc., (The)	1,223	220,898
W R Berkley Corp.	2,862	207,638
		9,572,029
Internet — 11.5%
Airbnb, Inc. - Class A (a)	1,618	204,418
Alphabet, Inc. - Class A (a)	43,675	5,788,248
Amazon.com, Inc. (a)	10,238	1,495,669
Booking Holdings, Inc. (a)	66	206,296
Facebook, Inc. - Class A (a)	11,885	3,888,178
Netflix, Inc. (a)	451	213,760
		11,796,569
Iron & Steel — 0.2%
Nucor Corp.	1,373	233,369

Iron/Steel — 0.4%
Reliance Steel & Aluminum Co.	746	205,344
Steel Dynamics, Inc.	1,814	216,102
		421,446
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	835	209,351

Machinery-Diversified — 0.4%
AGCO Corp.	3,347	379,985

Media — 3.3%
Comcast Corp. - Class A	11,598	485,840
Fox Corp. - Class B	103,430	2,860,874
		3,346,714
Miscellaneous Manufacturing — 0.2%
General Electric Co.	1,772	215,830

Oil & Gas — 8.2%
APA Corp.	5,314	191,304
Chevron Corp.	21,671	3,111,955
ConocoPhillips	3,231	373,407
Devon Energy Corp.	4,324	194,450
HF Sinclair Corp.	3,888	204,042
Marathon Petroleum Corp.	1,579	235,571
Phillips 66	15,121	1,948,946
Valero Energy Corp.	16,859	2,113,444
		8,373,119
Pharmaceuticals — 4.1%
AbbVie, Inc.	2,621	373,204
Bristol-Myers Squibb Co.	3,611	178,311
McKesson Corp.	471	221,634
Merck & Co., Inc.	19,843	2,033,511
Pfizer, Inc.	46,864	1,427,946
		4,234,606
Pipelines — 0.2%
Cheniere Energy, Inc.	1,190	216,759

Real Estate — 0.2%
CBRE Group, Inc. - Class A (a)	2,624	207,191

REITS — 0.7%
Apartment Income REIT Corp.	6,546	203,712
Simon Property Group, Inc.	2,832	353,688
Weyerhaeuser Co.	6,535	204,872
		762,272
Retail — 4.1%
Home Depot, Inc.	10,170	3,188,192
Lowe's Cos., Inc.	1,036	205,988
Starbucks Corp.	3,602	357,679
Target Corp.	1,759	235,372
Ulta Beauty, Inc. (a)	511	217,681
		4,204,912
Semiconductors — 6.0%
Applied Materials, Inc.	2,927	438,406
KLA-Tencor Corp.	386	210,224
Lam Research Corp.	311	222,651
NVIDIA Corp.	6,376	2,982,055
QUALCOMM, Inc.	15,072	1,945,042
Texas Instruments, Inc.	2,092	319,469
		6,117,847
Software — 14.2%
Adobe Systems, Inc. (a)	362	221,186
Autodesk, Inc. (a)	952	207,945
DocuSign, Inc. (a)	4,768	205,501
Electronic Arts, Inc.	10,292	1,420,399
HubSpot, Inc. (a)	583	287,961
Intuit, Inc.	373	213,155
Microsoft Corp.	19,622	7,434,971
MSCI, Inc.	385	200,527
Salesforce.com, Inc. (a)	13,930	3,508,966
ServiceNow, Inc. (a)	658	451,217
Smartsheet, Inc. - Class A (a)	4,908	208,001
Zoom Video Communications, Inc. - Class A (a)	3,132	212,444
		14,572,273
Telecommunications — 0.2%
Cisco Systems, Inc.	3,762	182,006

Transportation — 3.3%
CSX Corp.	6,453	208,432
FedEx Corp.	12,364	3,200,174
		3,408,606
TOTAL COMMON STOCKS (COST $96,021,254)		100,502,759

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 1.8%
Money Market Deposit Accounts — 1.8%
U.S. Bank Money Market Deposit Account, 5.20% (b)	1,799	1,799,057
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $1,799,057)		1,799,057
TOTAL SHORT-TERM INVESTMENTS (COST $1,799,057)		1,799,057
TOTAL INVESTMENTS (COST $97,820,311) — 99.8%		102,301,816
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		180,757
TOTAL NET ASSETS — 100.0%		$102,482,573

Percentages are stated as a percent of net assets.

MSCI Morgan Stanley Capital International
PLC Public Limited Company
REIT Real Estate Investment Trust
S&P Standards & Poor's

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

SGI U.S. LARGE CAP CORE ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$100,502,759	$100,502,759	$–	$–
Total Equity Securities	$100,502,759	$100,502,759	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$1,799,057	$1,799,057	$–	$–
Total Short-Term Investments	$1,799,057	$1,799,057	$–	$–
Total Assets*	$102,301,816	$102,301,816	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.